Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	€ 2,135.1	€ 2,164.9
Cash inflow	0.0	6.0
Cash outflow	(40.5)	(46.0)
Interest accretion	8.3	3.4
Exchange movement	40.0	(22.8)
Fair value changes	0.0	0.0
Other non-cash adjustments	34.5	29.6
Closing balance	2,177.4	2,135.1
Interest accretion	8.3	3.4
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	43.6	26.1
Cash inflow	0.0	0.0
Cash outflow	(125.0)	(101.2)
Interest accretion	117.3	120.4
Exchange movement	1.0	(0.4)
Fair value changes	0.0	0.0
Other non-cash adjustments	1.2	(1.3)
Closing balance	38.1	43.6
Interest accretion	117.3	120.4
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	91.8	56.4
Cash inflow	12.8	7.6
Cash outflow	0.0	(0.8)
Interest accretion	0.0	0.0
Exchange movement	0.0	0.0
Fair value changes	(59.0)	28.6
Other non-cash adjustments	0.0	0.0
Closing balance	45.6	91.8
Interest accretion	€ 0.0	€ 0.0